Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jul. 09, 2014	Jun. 30, 2014
C000143755 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
Account Value		$ 20,821	$ 20,821	$ 20,821		$ 20,821	$ 19,091	$ 16,465	$ 18,742	$ 13,674	$ 13,937	$ 13,122	$ 11,874	$ 10,417	$ 10,600	$ 10,000
Average Annual Return, Percent		7.20%	8.03%	7.63%	[1]
C000143755 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C - excluding sales load
Average Annual Return, Percent		8.20%	8.03%	7.63%	[1]
C000143757 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Account Value		$ 22,853	$ 22,853	$ 22,853		22,853	20,880	17,947	20,200	14,575	14,698	13,682	12,248	10,622	10,692	10,000
Average Annual Return, Percent		9.45%	9.23%	8.64%	[2]
C000193597 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Account Value		$ 13,533	$ 13,533	$ 13,533		$ 13,533	13,087	11,187	13,789	10,127	10,806	10,891	10,561	9,005	9,522		$ 9,500
Average Annual Return, Percent		(1.79%)	3.54%			3.07%
C000193597 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A - excluding sales load
Average Annual Return, Percent		3.41%	4.60%			3.60%
C000193599 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Account Value		$ 14,757	$ 14,757	14,757		$ 14,757	14,212	12,100	14,868	10,876	11,574	11,629	11,243	9,558	10,060		10,000
Average Annual Return, Percent		3.83%	4.98%			3.97%
C000109288 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Account Value		$ 24,052	$ 24,052	24,052		$ 24,052	20,533	18,396	19,368	13,076	14,438	13,251	12,344	10,517	10,568		10,000
Average Annual Return, Percent		17.14%	10.75%			9.17%
C000193584 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
Account Value		$ 20,560	$ 20,560	20,560		$ 20,560	18,322	16,100	18,713	14,859	13,603	12,442	11,532	10,424	10,227		10,000
Average Annual Return, Percent		10.38%	8.29%			7.47%
C000193584 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C - excluding sales load
Average Annual Return, Percent		11.38%	8.29%			7.47%
C000193586 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Account Value		$ 30,996	$ 30,996	30,996		$ 30,996	26,314	21,695	25,249	17,214	15,715	14,220	12,296	10,385	10,121		9,500
Average Annual Return, Percent		11.89%	13.38%			11.98%
C000193586 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A - excluding sales load
Average Annual Return, Percent		17.79%	14.55%			12.55%
C000231973 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6
Account Value		$ 23,856	$ 23,856	23,856		$ 23,856	20,339	18,218	19,174	12,961	14,344	13,182	12,297	10,485	10,552		10,000
Average Annual Return, Percent	[3]	17.29%	10.71%			9.08%
C000172508 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Account Value		$ 35,892	$ 35,892	35,892		$ 35,892	25,371	21,705	28,296	20,604	17,160	15,545	12,981	10,284	10,864		9,425
Average Annual Return, Percent	[4]	34.39%	14.72%			13.63%
C000172508 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A - excluding sales load
Average Annual Return, Percent		41.47%	15.90%			14.31%
C000172510 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Account Value		$ 39,037	$ 39,037	39,037		$ 39,037	27,521	23,487	30,540	22,188	18,432	16,656	13,877	10,966	11,556		10,000
Average Annual Return, Percent	[5]	41.85%	16.19%			14.59%
C000193591 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Account Value		$ 21,906	$ 21,906	21,906		$ 21,906	19,488	16,829	20,510	12,472	13,985	14,088	12,245	9,852	10,304		9,500
Average Annual Return, Percent		6.81%	8.29%			8.16%
C000193591 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A - excluding sales load
Average Annual Return, Percent		12.41%	9.39%			8.71%
C000193593 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Account Value		$ 23,723	$ 23,723	23,723		$ 23,723	21,062	18,106	22,028	13,382	14,927	15,045	13,021	10,437	10,885		10,000
Average Annual Return, Percent		12.63%	9.71%			9.02%
C000109287 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
Account Value		$ 21,729	$ 21,729	21,729		$ 21,729	18,618	16,763	17,853	12,195	13,624	12,648	11,918	10,269	10,441		10,000
Average Annual Return, Percent		14.76%	9.47%			8.07%
C000109287 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C - excluding sales load
Average Annual Return, Percent		15.76%	9.47%			8.07%
C000109289 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Account Value		$ 23,705	$ 23,705	23,705		$ 23,705	20,278	18,204	19,174	12,961	14,344	13,182	12,297	10,485	10,552		10,000
Average Annual Return, Percent		16.90%	10.57%			9.01%
C000193585 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Account Value		$ 22,327	$ 22,327	22,327		$ 22,327	19,845	17,398	20,027	15,754	14,277	12,940	11,879	10,630	10,326		10,000
Average Annual Return, Percent		12.51%	9.36%			8.36%
C000193600 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Account Value		$ 14,839	$ 14,839	14,839		$ 14,839	14,277	12,147	14,908	10,896	11,578	11,623	11,229	9,550	10,056		10,000
Average Annual Return, Percent	[6]	3.93%	5.09%			4.03%
C000231974 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6
Account Value		$ 22,072	$ 22,072	22,072		$ 22,072	19,597	17,156	19,746	15,558	14,132	12,833	11,804	10,585	10,308		10,000
Average Annual Return, Percent	[7]	12.63%	9.33%			8.24%
C000175943 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Account Value		$ 11,398	$ 11,398	11,398		$ 11,398	11,037	10,789	11,781	11,450	10,969	10,387	10,285	10,392	9,781		9,525
Average Annual Return, Percent		(0.08%)	0.36%			1.32%
C000175943 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A - excluding sales load
Average Annual Return, Percent		3.27%	0.77%			1.82%
C000175945 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Account Value		$ 12,250	$ 12,250	12,250		$ 12,250	11,811	11,505	12,532	12,159	11,610	10,957	10,832	10,914	10,272		10,000
Average Annual Return, Percent	[8]	3.72%	1.08%			2.05%
C000193583 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Account Value		$ 20,768.28	$ 20,768.28	20,768.28		$ 20,768.28	18,507.51	16,262.47	18,761.1	14,781.61	13,427.2	12,192.42	11,214.7	10,057.38	9,793.38		9,500
Average Annual Return, Percent		6.61%	8.00%			7.58%
C000193583 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A - excluding sales load
Average Annual Return, Percent		12.22%	9.11%			8.13%
C000193587 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
Account Value		$ 30,609	$ 30,609	30,609		$ 30,609	25,986	21,425	25,140	17,280	15,899	14,506	12,646	10,764	10,573		10,000
Average Annual Return, Percent		15.84%	13.64%			11.84%
C000193587 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C - excluding sales load
Average Annual Return, Percent		16.84%	13.64%			11.84%
C000193589 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Account Value		$ 33,638	$ 33,638	33,638		$ 33,638	28,475	23,403	27,164	18,461	16,803	15,154	13,061	10,992	10,673		10,000
Average Annual Return, Percent	[9]	18.13%	14.89%			12.90%
C000143754 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Account Value		$ 20,808	$ 20,808	$ 20,808		$ 20,808	19,080	16,454	18,580	13,459	13,620	12,723	11,426	9,951	10,044	9,425
Average Annual Return, Percent		3.58%	7.74%	7.62%	[10]
C000143754 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A - excluding sales load
Average Annual Return, Percent		9.06%	8.85%	8.26%	[10]
C000175946 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Account Value		$ 12,273	$ 12,273	$ 12,273		$ 12,273	11,847	11,532	12,553	12,163	11,618	10,969	10,832	10,914	10,272		10,000
Average Annual Return, Percent	[11]	3.60%	1.10%			2.07%
C000193588 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Account Value		$ 33,519	$ 33,519	33,519		$ 33,519	28,381	23,329	27,083	18,415	16,766	15,130	13,055	10,995	10,683		10,000
Average Annual Return, Percent		18.11%	14.86%			12.86%
C000193594 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6
Account Value		$ 23,961.38	$ 23,961.38	23,961.38		$ 23,961.38	21,258.49	18,268.71	22,206.18	13,451.92	15,004.02	15,092.48	13,055.99	10,447.32	10,807.02		10,000
Average Annual Return, Percent	[12]	12.72%	9.81%			9.13%
C000109286 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Account Value		$ 21,784	$ 21,784	21,784		$ 21,784	18,665	16,806	17,747	12,033	13,345	12,296	11,500	9,836	9,924		9,425
Average Annual Return, Percent		10.87%	9.16%			8.10%
C000109286 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A - excluding sales load
Average Annual Return, Percent		16.71%	10.30%			8.74%
C000143756 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Account Value		$ 22,619	$ 22,619	$ 22,619		$ 22,619	20,698	17,806	20,051	14,489	14,625	13,628	12,209	10,605	10,680	10,000
Average Annual Return, Percent		9.28%	9.11%	8.53%	[13]
C000175944 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
Account Value		$ 11,255	$ 11,255	$ 11,255		$ 11,255	10,899	10,653	11,741	11,496	11,097	10,578	10,562	10,752	10,196		10,000
Average Annual Return, Percent		1.41%	(0.03%)			1.19%
C000175944 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C - excluding sales load
Average Annual Return, Percent		2.41%	(0.03%)			1.19%
C000193598 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
Account Value		$ 13,105	$ 13,105	13,105		$ 13,105	12,673	10,833	13,448	9,952	10,748	10,952	10,722	9,243	9,890		10,000
Average Annual Return, Percent		1.85%	3.80%			2.74%
C000193598 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C - excluding sales load
Average Annual Return, Percent		2.85%	3.80%			2.74%
C000231975 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6
Account Value		$ 32,923	$ 32,923	32,923		$ 32,923	27,859	22,885	26,580	18,122	16,543	14,970	12,944	10,932	10,655		10,000
Average Annual Return, Percent	[14]	18.18%	14.76%			12.66%
C000172509 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C1
Account Value		$ 35,327	$ 35,327	35,327		$ 35,327	25,156	21,685	28,485	20,902	17,537	16,008	13,466	10,749	11,441		10,000
Average Annual Return, Percent	[15]	39.43%	15.04%			13.45%
C000172509 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C - excluding sales load
Average Annual Return, Percent		40.43%	15.04%			13.45%
C000172511 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Account Value		$ 39,372	$ 39,372	39,372		$ 39,372	27,730	23,640	30,713	22,288	18,496	16,702	13,898	10,972	11,559		10,000
Average Annual Return, Percent		41.99%	16.31%			14.69%
C000193592 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
Account Value		$ 21,682	$ 21,682	21,682		$ 21,682	19,288	16,657	20,488	12,597	14,188	14,427	12,617	10,235	10,766		10,000
Average Annual Return, Percent		10.35%	8.54%			8.05%
C000193592 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C - excluding sales load
Average Annual Return, Percent		11.35%	8.54%			8.05%
C000193595 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Account Value		$ 23,779.02	$ 23,779.02	23,779.02		$ 23,779.02	21,084.42	18,095.04	21,985.96	13,344.91	14,888.73	15,025.68	13,005.89	10,428.67	10,880.5		10,000
Average Annual Return, Percent	[16]	12.78%	9.82%			9.05%
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Account Value		$ 22,057	$ 22,057	22,057		$ 22,057	19,509	17,491	18,771	13,064	14,331	13,212	12,375	10,711	10,413		10,000
Average Annual Return, Percent		13.06%	9.01%			8.23%
Sixty Russell 1000 Index and 40 Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		60% Russell 1000® Index and 40% Bloomberg U.S. Aggregate Bond Index
Account Value		$ 22,313.56971	$ 22,313.56971	22,313.56971		$ 22,313.56971	19,393.55073	17,427.52047	19,687.94927	15,855.49653	14,464.45784	13,208.70198	12,169.63112	11,019.50425	10,535.48331		10,000
Average Annual Return, Percent		15.06%	9.06%			8.36%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 11,430.40391	$ 11,430.40391	11,430.40391		$ 11,430.40391	11,137.41582	11,242.8434	12,532.73011	12,574.59465	11,563.99271	10,720.38127	10,763.1021	10,797.08602	10,185.81082		10,000
Average Annual Return, Percent		2.63%	(0.23%)			1.35%
MSCI All Country World Ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Ex USA Index
Account Value		$ 14,579	$ 14,579	14,579		$ 14,579	13,061	11,587	14,380	10,596	11,130	10,988	10,243	8,504	9,474		10,000
Average Annual Return, Percent		11.62%	5.55%			3.84%
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Account Value		$ 15,285	$ 15,285	15,285		$ 15,285	13,704	11,538	14,032	10,602	11,175	11,056	10,348	8,604	9,578		10,000
Average Annual Return, Percent		11.54%	6.46%			4.33%
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
Account Value		$ 19,677	$ 19,677	19,677		$ 19,677	17,879	15,920	21,283	13,135	14,067	14,549	12,375	9,932	10,649		10,000
Average Annual Return, Percent		10.06%	6.94%			7.00%
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Account Value		$ 45,384	$ 45,384	45,384		$ 45,384	34,000	26,749	32,932	23,110	18,746	16,804	13,716	11,390	11,056		10,000
Average Annual Return, Percent		33.48%	19.34%			16.33%
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Account Value		$ 32,503.74	$ 32,503.74	$ 32,503.74		$ 32,503.74	26,238.62	21,982.13	25,277.01	17,667.27	16,437.62	14,940.69	13,044.41	11,051.8	10,736.69	10,000	10,000
Average Annual Return, Percent		23.88%	14.61%	12.49%	[10]	12.51%
Sixty S And P 500 Index and 40 Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index
Account Value		$ 22,354.42667	$ 22,354.42667	$ 22,354.42667		$ 22,354.42667	19,367.44727	17,410.3203	19,396.77801	15,767.67594	14,522.05413	13,217.9008	12,200.42291	11,058.34125	10,527.94984		10,000
Average Annual Return, Percent		15.42%	9.01%			8.38%
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Account Value		$ 12,669	$ 12,669	12,669		$ 12,669	12,274	11,895	13,010	12,490	11,958	11,207	11,034	11,088	10,300		10,000
Average Annual Return, Percent		3.21%	1.16%			2.39%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Account Value		$ 31,474.7837	$ 31,474.7837	$ 31,474.7837		$ 31,474.7837	25,563.26702	21,490.10817	24,949.49927	17,306.27612	16,245.52275	14,906.54518	12,987.27135	10,958.83855	10,729.41871	$ 10,000	10,000
Average Annual Return, Percent		23.13%	14.14%	12.14%	[10]	12.15%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Account Value		$ 33,521	$ 33,521	$ 33,521		$ 33,521	$ 26,912	$ 22,503	$ 25,175	$ 17,881	$ 16,633	$ 15,064	$ 13,170	$ 11,171	$ 10,742		$ 10,000
Average Annual Return, Percent		24.56%	15.05%			12.86%

[1]	The inception date of the Fund was July 9, 2014. The returns of the indexes listed above are based on the inception date of the Fund.
[2]	The inception date of the Fund was July 9, 2014. The returns of the indexes listed above are based on the inception date of the Fund.
[3]	The inception date was October 28, 2021. Performance information was calculated using the historical performance of Class A shares for the periods prior to October 28, 2021.
[4]	The inception date was August 15, 2016. Performance information was calculated using the historical performance of Institutional Class shares for the periods prior to August 15, 2016.
[5]	The inception date was August 15, 2016. Performance information was calculated using the historical performance of Institutional Class shares for the periods prior to August 15, 2016.
[6]	The inception date was October 30, 2017. Performance information was calculated using the historical performance of Class A shares for the periods prior to October 30, 2017.
[7]	The inception date was October 28, 2021. Performance information was calculated using the historical performance of Class A shares for the period prior to October 28, 2021.
[8]	The inception date was August 30, 2016. Performance information was calculated using the historical performance of Class A shares for the periods prior to August 30, 2016.
[9]	The inception date was December 23, 2014. Performance information was calculated using the historical performance of Class A shares for the periods prior to December 23, 2014.
[10]	The inception date of the Fund was July 9, 2014. The returns of the indexes listed above are based on the inception date of the Fund.
[11]	The inception date was August 30, 2016. Performance information was calculated using the historical performance of Class A shares for the periods prior to August 30, 2016.
[12]	The inception date was December 23, 2014. Performance information was calculated using the historical performance of Class A shares for the periods prior to December 23, 2014.
[13]	The inception date of the Fund was July 9, 2014. The returns of the indexes listed above are based on the inception date of the Fund.
[14]	The inception date was October 28, 2021. Performance information was calculated using the historical performance of Class A shares for the periods prior to October 28, 2021.
[15]	The inception date was August 15, 2016. Performance information was calculated using the historical performance of Institutional Class shares for the periods prior to August 15, 2016.
[16]	The inception date was October 30, 2017. Performance information was calculated using the historical performance of Class A shares for the periods prior to October 30, 2017.